CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000,000	0	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	50,000,000	40,000,000	18,000,000
Common stock, shares issued	9,490,435	2,708,217	1,924,813
Common stock, shares outstanding	9,490,435	2,708,217	1,924,813